Share capital and Contributed Surplus - Disclosure of warrant activity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share capital and Contributed Surplus
Warrants outstanding, beginning of the year	11,600,589	15,507,862
Number of warrants granted	20,425,318	6,094,050
Number of warrants exercised	(11,243,900)	(1,781,323)
Number of warrants expired	(575,000)	(8,220,000)
Warrants outstanding, end of the year	20,207,007	11,600,589
Number of warrants exercisable end of the year	20,207,007	11,475,598
Warrants exercise price, beginning of the year	$ 3.04	$ 2.24
Weighted average exercise price of warrants issued	0.5	0.32
Weighted average exercise price of warrants exercised	0.09	0
Weighted average exercise price of warrant expired	5.01	0.21
Warrants exercise price, end of the year	2.45	3.04
Weighted average exercise price of warrants exercisable, end of the year	$ 2.45	$ 3.07